Commitments and guarantee (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of commitments

	December 31, 2024	December 31, 2023
Purchase of raw materials and services	6,421	5,361
Purchase of energy	1,767	2,316
	8,188	7,677

Schedule of guarantee

	December 31, 2024			December 31, 2023
	Guarantee	Restricted cash	Liability (i)	Guarantee	Restricted cash	Liability (i)
Associates and joint ventures	210	-	-	274	-	-
Assets retirement obligations	1,091	-	-	910	-	-
	1,301	-	-	1,184	-	-

(i)	The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 15).